Joint Ventures and Associates - Summary of Other Arrangements in Respect of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments to make purchases from joint ventures and associates	$ 2,177	$ 1,823
Commitments to provide debt or equity funding to joint ventures and associates	$ 897	638
Increase due to changes in accounting policy
Disclosure Of Joint Ventures And Associates [Line Items]
Commitments to make purchases from joint ventures and associates		$ 569